Private Investment in Public Equity (“PIPE”) Financing	12 Months Ended
Dec. 31, 2025
Private Investment In Public Equity Pipe Financing
Private Investment in Public Equity (“PIPE”) Financing

Note 23. Private Investment in Public Equity (“PIPE”) Financing

On December 23, 2025, Fusemachines Inc. (the “Company”) entered into and consummated a Securities Purchase Agreement with an accredited investor pursuant to which the Company issued and sold shares of its common stock, par value $0.0001 per share, in a private placement transaction (the “PIPE Financing”).

In connection with the PIPE Financing, the Company issued 588,235 shares of its common stock at a purchase price of $1.70 per share, resulting in aggregate gross proceeds of $1,000 thousand. The shares were issued in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended, and/or Regulation D promulgated thereunder.

The proceeds from the PIPE Financing were received in cash at closing. For accounting purposes, the issuance of common stock was recorded within stockholders’ equity as permanent equity.

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements